Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 7,207,221	$ 5,918,340	$ 5,924,656
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Depreciation Expense	1,487,734	1,500,000	1,400,000
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense	0
Stock Option Compensation Expense	0	25,358	7,912
Discount Accretion and Premium Amortization, Net	5,705,663	5,678,074	5,460,999
Provisions for Loan Losses	925,000	300,000	500,000
Earnings on BOLI	(540,000)	(506,000)	(528,000)
BOLI death benefits	0	(654,133)
Gain on Sales of Loans	(1,250,530)	(1,179,837)	(956,333)
Gain on Sales of Mortgage-Backed Securities (MBS)	(139,739)	(246,212)	(29,080)
Gain on Sales of Investment Securities	(204,185)	(248,469)	(674,668)
Gain on Sales of OREO	(588,720)	(359,629)	(841,221)
Write Down on OREO	56,000	158,121	40,000
Amortization of Deferred Costs on Loans	110,036	159,284	113,056
Proceeds From Sale of Loans Held For Sale	46,595,060	43,156,408	34,609,725
Origination of Loans Held For Sale	(44,074,565)	(40,784,614)	(35,434,740)
(Increase) Decrease in Accrued Interest Receivable:
Loans	(190,026)	(29,213)	(151,476)
MBS	(2,849)	16,474	9,451
Investment Securities	(177,883)	(292,038)	115,277
(Decrease) Increase in Advance Payments By Borrowers	(11,256)	9,181	3,850
Other, Net	(177,273)	978,912	1,808,774
Net Cash Provided By Operating Activities	14,500,346	13,567,409	11,361,575
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities	2,000,000
Payments for Other Deposits	0	(600,005)	0
Purchase of MBS Available For Sale (AFS)	(55,486,020)	(63,945,253)	(44,877,661)
Proceeds from Maturities, Prepayments and Calls of MBS AFS	37,491,568	38,559,363	34,544,961
Purchase of MBS Held To Maturity (HTM)	(1,989,922)	(2,917,426)	(1,507,125)
Purchase of Investment Securities AFS	(57,280,900)	(95,561,763)	(52,310,805)
Proceeds from Payments and Maturities of Investment Securities AFS	31,024,291	24,035,102	23,277,500
Maturities of Investment Securities Held To Maturity	3,119,612	3,892,085	5,212,545
Proceeds from Sale of Investment Securities AFS	15,198,888	51,788,340	39,395,848
Payments to Acquire Held-to-maturity Securities	0	3,997,750	0
Proceeds From Sale of Mortgage-Backed Securities AFS	18,081,756	20,549,491	4,479,563
Redemption of Certificates of Deposits with Other Banks	750,000	1,095,000	1,000,000
Purchase of FHLB Stock	(5,717,400)	(7,019,800)	(6,469,000)
Redemption of FHLB Stock	6,445,300	6,864,400	5,907,300
Payment to Acquire Life Insurance Policy, Investing Activities	(1,900,000)	(2,000,000)	0
Proceeds from Life Insurance Policy	0
Increase in Loans Receivable	(42,300,871)	(33,002,340)	(29,008,003)
Proceeds from Sale of OREO	1,361,499	2,387,799	3,467,596
Purchase and Improvement of Premises and Equipment	(2,864,597)	(3,065,662)	(2,464,159)
Net Cash Used By Investing Activities	(52,066,796)	(60,475,134)	(19,351,440)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in Deposit Accounts	65,390,088	48,003,341	2,006,733
Proceeds from FHLB Advances	204,923,000	227,436,000	331,501,000
Repayment of FHLB Advances	(222,573,000)	(224,151,000)	(317,746,000)
Proceeds from (Repayments of) Notes Payable	(6,137,500)	(4,500,000)	13,000,000
Proceeds from (Repayments of) Other Debt	(608,732)	1,969,013	2,926,171
Repayments of Convertible Debt	0	(20,000)	0
Proceeds from Stock Options Exercised	10,310
Payments for Repurchase of Preferred Stock and Preference Stock	0	0
Dividends to Preferred Stock Shareholders	0	0	(422,889)
Dividends to Common Stock Shareholders	(1,063,626)	(1,060,729)	(942,552)
Net Cash Provided By Financing Activities	39,952,736	47,852,800	8,982,463
Net Increase in Cash and Cash Equivalents	2,386,286	945,075	992,598
Cash and Cash Equivalents at Beginning of Year	10,319,624	9,374,549	8,381,951
Cash And Cash Equivalents At End Of Year	12,705,910	10,319,624	9,374,549
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	5,574,723	4,128,260	3,600,927
Income Taxes	1,521,811	1,667,673	899,242
Supplemental Schedule of Non Cash Transactions:
Transfers from Loans Receivable to OREO	435,550	580,748	1,026,178
(Decrease) Increase in Unrealized Gains on Securities AFS, Net of Taxes	$ (3,571,122)	$ 1,752,036	$ (3,082,275)